Preferred Stock	12 Months Ended
Dec. 31, 2017
Preferred Stock
Preferred Stock

5. Preferred Stock

In August 2015, pursuant to the Series A Preferred Stock Purchase Agreement, by and among the Company and certain purchasers, and as part of an initial tranche closing, the Company issued 25,000,000 shares of Series A Convertible Preferred Stock, par value $0.001 per share, at a purchase price of $1.00 per share, resulting in net proceeds of $24,976 to the Company (the "August 2015 Initial Tranche Closing"). The Series A Preferred Stock Purchase Agreement provided for the delayed issuance of up to an additional 15,000,000 shares of Series A Convertible Preferred Stock as part of a Second Tranche Closing. The delayed issuance was to be automatically settled upon the achievement of a specific milestone, resulting in the issuance of shares of Series A Convertible Preferred Stock (the "2015 Series A Investor Right/Obligation"). The 2015 Series A Investor Call Option would become exercisable in the event that a Second Tranche Closing was not been consummated. Both the 2015 Series A Investor Right/Obligation and the 2015 Series A Investor Call Option were evaluated and determined to be free standing instruments and were being accounted as liabilities (see Note 2). In December 2015, the specific milestones were met and 15,000,000 shares of Series A Convertible Preferred Stock were issued at a purchase price of $1.00 per share for net proceeds of $14,641. The 2015 Series A Investor Call Option expired unexercised at that time.

In January 2017, pursuant to the Series A preferred stock purchase agreement, by and among the Company and certain purchasers, and as part of an initial tranche closing, the Company issued 20,475,001 shares of Series A convertible preferred stock, par value $0.001 per share, at a purchase price of $1.00 per share, resulting in net proceeds of $20,377 to the Company (the “January 2017 Initial Tranche Closing”). The Series A preferred stock purchase agreement provided for the delayed issuance by the Company of up to an additional 20,474,998 shares of Series A convertible preferred stock as part of a second tranche closing at a purchase price of $1.00 per share (the “2017 Series A Investor Right/Obligation”). The second tranche is contingent upon: (1) the Company's cash, cash equivalents and short‑term investments balance, net of accounts payable and accrued liabilities, falling below $5.0 million and (2) the Company's satisfaction of contractual and customary representations and warranties. Unless otherwise mutually agreed upon in writing, the rights and obligations underlying the second tranche (if not previously executed) will terminate on the first to occur of the following dates: (1) the date (the “Roadshow Acceleration Date”) on which the Company files with the U.S. Securities and Exchange Commission, or SEC, the last pre‑effective amendment to the registration statement prior to the start of the Company's roadshow in connection with the IPO, provided, that such termination shall be contingent upon the consummation of the IPO pursuant to the same registration statement that was on file with the SEC on the Roadshow Acceleration Date, without withdrawal thereof or filing of a subsequent registration statement in replacement thereof; and (2) the date of the consummation of a Deemed Liquidation Event (as defined below). To the extent the closing of the second tranche has not already taken place, the investors in the first tranche also have a call right on the shares underlying the second tranche whereby such shares can be purchased for the same price as the second tranche (the “2017 Series A Investor Call Option”). The 2017 Series A Investor Call Option terminates upon the Roadshow Acceleration Date. The 2017 Series A Investor Right/Obligation and the 2017 Series A Investor Call Option have been evaluated and determined to be a free standing instrument, the 2017 Series A Investor Instrument. The 2017 Series A Investor Instrument was accounted for as a liability (see Note 2).

In August 2017, the Series A Investors waived the $5.0 million cash balance requirement of the Series A Investor Right/Obligation and closed the second tranche of the series A preferred stock financing. The Company issued 20,474,998 shares of Series A convertible preferred stock, par value $0.001 per share, at a purchase price of $1.00 per share, resulting in gross proceeds of $20,475 to the Company. The 2017 Series A Investor Call Option expired unexercised at that time.

Upon the closing of the IPO, the Series A convertible preferred stock automatically converted into shares of common stock on a 9.17‑for‑1 basis.

The holders of the Series A convertible preferred stock had the following rights and preferences:

Voting Rights

The holders of Series A convertible preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote. In addition, pursuant to the Company's charter, the holders of record of the outstanding shares of Series A convertible preferred stock are entitled to elect one director to serve as the Series A preferred director on the board of directors of the Company.

Dividends

The holders of Series A convertible preferred stock are entitled to receive dividends in preference to any dividend on common stock at the rate of 8.0% per year of the original issue price. Dividends shall accrue annually, whether or not declared, and shall be cumulative. The Company may not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of Series A convertible preferred stock then outstanding shall first receive, or simultaneously receive, dividends on each outstanding share of Series A convertible preferred stock. Through December 31, 2017, no dividends had been declared or paid by the Company. Accrued dividends, whether or not declared, shall also be payable upon any liquidation event. At December 31, 2017 and December 31, 2016, cumulative preference dividends amounted to zero, or $0.00 per share and $4,129, or $0.10 per share, respectively.

Liquidation

In the event of any liquidation, dissolution or winding‑up of the Company or a Deemed Liquidation Event (as defined below), the holders of Series A convertible preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to stockholders, and before any payment shall be made to holders of common stock, an amount per share equal to greater of (i) the original issue price per share, plus any accrued but unpaid dividends thereon, whether or not declared, plus any declared but unpaid dividends thereon, if any, or (ii) such amount per share as would have been payable had all shares of Series A convertible preferred stock been converted to common stock prior to such liquidation. If upon such event, the assets of the Company available for distribution are insufficient to permit payment in full to the holders of Series A convertible preferred stock, the proceeds will be ratably distributed among the holders of Series A convertible preferred stock in proportion to the respective amounts that they would have received if they were paid in full. After payments have been made in full to the holders of Series A convertible preferred stock, the remaining assets of the Company available for distribution will be distributed among the holders of Series A convertible preferred stock, the holders of the Series A-1 convertible junior preferred stock, and the holders of common stock as if the shares of Series A convertible preferred stock and Series A-1 convertible junior preferred stock were converted to common stock immediately prior to the liquidation event.

A merger, acquisition, sale of voting control or other transaction of the Company in which the stockholders of the Company do not own a majority of the outstanding shares of the surviving company shall be considered a Deemed Liquidation Event. A sale, exclusive license, transfer or other disposition of all or substantially all of the assets of the Company shall also be considered a Deemed Liquidation Event. Each share of Series A convertible preferred stock may be redeemed at the option of the holder upon the occurrence of a deemed liquidation event. As of December 31, 2017 and December 31, 2016, the liquidation preference of the outstanding shares of Series A convertible preferred stock was approximately zero and $44,129, respectively.

Conversion

Each share of Series A convertible preferred stock is convertible into common stock at the option of the stockholder at any time after the date of issuance. In addition, each share of Series A convertible preferred stock will be automatically converted into shares of common stock, at the applicable conversion ratio then in effect, upon the earlier of (i) a qualified public offering with gross proceeds of at least $50,000 and a price of not less than $1.00 per share, subject to appropriate adjustment for any stock dividend, stock split, combination or other similar recapitalization, and (ii) the date specified by vote or written consent of the holders of at least two‑thirds of the then outstanding shares of series A preferred stock. The shares of Series A convertible preferred stock will be converted to common stock, at par value, with the remainder recorded to additional paid‑in capital.

The conversion ratio of the Series A convertible preferred stock is determined by dividing the original issue price per share by the conversion price of $9.17 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or recapitalization affecting the Series A convertible preferred stock.

On October 10, 2017 the Company completed its IPO and  in connection with the IPO, the Company’s outstanding shares of Series A convertible preferred stock and Series A-1 convertible junior preferred stock were automatically converted into 17,406,338 shares of common stock.